State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF Investment Strategy - State Street SPDR MarketAxess Investment Grade 400 Corporate Bond ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	In seeking to track the performance of the MarketAxess U.S. Investment Grade 400 Corporate Bond Index (the “Index”), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, either may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index, as determined by the Adviser to be in the best interest of the Fund in pursuing its objective.Under normal market conditions, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Index. In addition, in seeking to track the Index, the Fund may invest in debt securities that are not included in the Index. The Fund may also invest in cash and cash equivalents or money market instruments (including money market funds advised by the Adviser) for cash management purposes. In seeking to track the Index, the Fund's assets may be concentrated in an industry or group of industries, but only to the extent the Index concentrates in a particular industry or group of industries. The Fund may use derivatives, including credit default swaps and credit default index swaps, to obtain investment exposure that the Adviser expects to correlate closely with the Index, or a portion of the Index, and in managing cash flows.The Index is designed to measure the performance of 400 U.S. dollar denominated investment grade corporate bonds with higher-than-average liquidity relative to the broader U.S. corporate bond market. In order to be included in the Index, a bond must have a corporate bond classification from Refinitiv. Bonds included in the Index must also, as of the Index Determination Date (defined below), (i) be rated investment grade, (ii) be issued in the U.S. by an issuer that is U.S. or non-U.S. domiciled, (iii) be U.S. dollar denominated, (iv) have $300 million or more of par amount outstanding, (v) have a remaining maturity of at least 2 years, (vi) have an issue date prior to the month of the Index Determination Date (as defined below), and (vii) have a fixed rate (which includes fixed-to-floating rate bonds, provided that such bonds are in their fixed rate term as of the Index Determination Date (as defined below)) or zero percent coupon. The Index considers investment grade securities to be rated Baa3/BBB-/BBB- or higher, using the middle rating of Moody's Investors Service, Inc., Fitch Ratings, Inc., or S&P Global Ratings. If only two of the three agencies rate the security, then the more conservative (lower) rating will be used to determine Index eligibility. If only one of the agencies rates the security, then that rating will be used. In addition, in order to be included in the Index, bonds must have both bid and offer price Composite+TM (“CP+”) valuations. CP+ is the Index Provider's (defined below) proprietary algorithmic pricing engine. CP+ analyzes industry and proprietary trading and liquidity data to provide an indication of the bid price and offer price valuations of a bond. If the CP+ pricing algorithm does not have access to enough liquidity inputs for a bond, it will not generate bid and offer price valuations and the bond will not be eligible for inclusion in the Index. Bonds are also screened based on liquidity as measured by their Relative Liquidity Score (“RLS”). RLS is the Index Provider's proprietary methodology that analyzes industry and proprietary trading data to score a bond's liquidity relative to bonds identified by the Index Provider as having similar risk and return characteristics. A bond's RLS ranges from 1 to 10, with 10 being the most liquid, and only bonds with a ten-day average RLS of 7 or higher are eligible for inclusion in the Index. Bonds that remain eligible for inclusion in the Index after applying the screens referred to above are then ranked by par value face amount from highest to lowest. For bonds with the same par value face amount, ranking is based on the following in order of priority: bonds with higher ten-day average RLS, earlier issue date, and tighter CP+ bid/offer spread. After applying such ranking, the 400 highest-ranked bonds that comply with the following limitations are selected for inclusion in the Index and weighted by market value: (1) any single issuer is limited to 4% of the weight of the Index and (2) to the extent a sector's weight in the MarketAxess U.S. Investment Grade Broad Corporate Bond Index (the “Broad Market Index”) is 5% or greater, a sector's weight in the Index is limited to 2.5% above such sector's weight in the Broad Market Index. The Index is rebalanced and reconstituted monthly after the close of business on the last business day of the month (the “Index Rebalance Date”) based on determinations made on the fourth to last business day preceding the Index Rebalance Date (the “Index Determination Date”). Securities eligible for inclusion in the Index include senior and subordinated debt, callable and puttable bonds, Rule 144A securities and Regulation S securities. As of August 31, 2025, a significant portion of the Fund comprised companies in the financial and industrial sectors, although this may change from time to time. As of July 31, 2025, there were 400 securities in the Index.The Index is sponsored by MarketAxess Technologies Inc. (the “Index Provider”), which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.